Commissions Expense - Summary of Commissions Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 3,530,951	$ 3,090,218	$ 3,308,327
Commissions related to debt securities [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	1,921
Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	153,022	177,385	315,682
Commissions paid ATM exchange [member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	2,367,455	1,906,525	1,596,637
Checkbooks commissions and clearing houses [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	632,278	610,483	684,690
Credit cards and foreign trade commissions [Member]
Disclosure of fee and commission expense [line items]
Fee and commission expense	$ 376,275	$ 395,825	$ 711,318